Statutory Reserves	12 Months Ended
Dec. 31, 2011
Employee Retirement Benefit Plans/Statutory Reserves [Abstract]
STATUTORY RESERVES
19.	STATUTORY RESERVES

According to the laws and regulations of the PRC, the Company’s subsidiaries are required to provide for certain statutory funds, namely, the general reserve fund and staff and workers’ bonus and welfare fund, which are appropriated from net profit (after making good losses from previous years), but before dividend distribution.

The Company’s subsidiaries in the PRC are required to allocate at least 10% of its net profit as reported in accordance with the generally accepted accounting principles in the PRC (the “PRC GAAP”) to the statutory reserve fund until the balance of such fund reaches 50% of its registered capital. The general reserve fund can only be used, upon approval by the relevant authority, to offset against accumulated losses or to increase capital.

Appropriation to the staff and workers’ bonus and welfare fund, which is determined at the discretion of the board of directors of the Company, is expensed as incurred in the consolidated statements of income. The staff and workers’ bonus and welfare fund can only be used for special bonuses or collective welfare of employees.

As of December 31, 2011 and 2010, the statutory reserve fund amounted to US$3,146 and US$1,397 respectively.

In addition, due to restrictions on the distribution of registered capital from the Company’s PRC subsidiaries, the PRC subsidiaries’ registered capital of US$71,809 and US$31,587 as of December 31, 2011 and 2010, respectively, were considered restricted. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to US$74,955 and US$32,985 as of December 31, 2011 and 2010, respectively. The condensed financial information of LJ International Inc. has been presented for the years ended December 31, 2011, 2010 and 2009 on Schedule I.